UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):               [  ] is a restatement.
                                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Fairfield Greenwich Limited
Address: 919 Third Avenue
         New York, NY 10022

Form 13F File Number: 28-10762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

   /s/ Mark McKeefry                 New York, NY            February 10, 2005
------------------------      -------------------------    ---------------------
     [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] I 3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                  0

Form 13F Information Table Entry Total:                             20

Form 13F Information Table Value Total:                           $ 167,057
                                                                (in thousands)




List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
   COLUMN I         COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8

NAME OF ISSUER   TITLE OF CLASS    CUSIP      VALUE    SHRS OR     SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                              (X$1000) PRM AMT     PRN   CALL   DISCRETION  MANAGERS
                                                                                            OTHER
                                                                                                      SOLE      SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
AKAMAI
TECHNOLOGIES
INC.             Note 5.500% 7/0 00971TAC5     1,803   1,785,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
CIENA
CORPORATION      Note 3.750% 2/0 171779AA9    23,075  26,000,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
CORIXA
CORPORATION      Note 4.250% 7/0 21887FAC4     1,640   2,000,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS
SEMICONDUCTOR
CORP             Note 1.250% 6/1 232806AH2    29,491  27,920,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
EMCORE CORP.     Note 5.000% 5/1 290846AB0     8,779   9,795,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR
CORPORATION      Note 2.500% 10/1 31787AAF8   14,841  15,500,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR
CORPORATION      Note 5.250% 10/1 31787AAC5   17,244  18,949,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
ISIS
PHARMACEUTICALS  Note 5.500% 5/0  464337AC8    3,082   3,725,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
MANUGISTICS
GROUP INC        Note 5.000% 11/0 565011AB9   33,376  36,377,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK EQUIP
TECHNOLOGIES     SDCV 7.250% 5/1  641208AA1    3,923   4,542,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
TERAYON
COMMUNICATION
SYS INC          Note 5.000% 8/0   880775AC5  25,561  27,049,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP.            COM         049513104     549     140,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
CARRIER ACCESS
CORPORATION            COM         144460102     342      32,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
CIENA
CORPORATION            COM         171779101   1,096     328,200                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR
CORPORATION            COM         31787A101      18       8,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
PEMSTAR INC
                       COM          706552106     91      50,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
TECHNOLOGIES
INC                    COM          71376K102    530      57,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------

SYNOPSYS INC           COM          871607107  1,173      60,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
ZILOG INC          COM PAR $0.01    989524301    312      39,000                 SOLE                    X
-----------------------------------------------------------------------------------------------------------------------------------
TOWER
AUTOMOTIVE
INC.                   COM          891707101    131      55,000                 SOLE                    X
